INCOME TAXES - Components of the deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Guarantee liabilities	¥ 1,909,361	¥ 1,263,699
Provision for accounts receivable and contract assets and financial assets receivable	34,889	34,889
Provision for loan losses	678,636	330,684
Depreciation of land use rights	29,317	14,162
Net operating loss carryforwards	33,237	37,376
Gross deferred tax assets	2,685,440	1,680,810
Valuation allowance on deferred tax assets	(49,780)	(28,798)
Total deferred tax assets	2,635,660	1,652,012
Uncollected revenues	(1,717,324)	(938,721)
Total deferred tax liabilities	(1,717,324)	(938,721)
Net deferred tax assets	918,336	713,291
Allowance for deferred tax assets	49,780	28,798
Net operating loss carryforward	64,784
Undistributed earnings	¥ 17,468,228	13,225,574
Withholding income tax rate on dividends (as a percent)	10.00%
Minimum withholding income tax rate on dividends (as a percent)	5.00%
Direct ownership percentage threshold	25.00%
Maximum withholding income tax rate on dividends (as a percent)	10.00%
Withholding income taxes for undistributed profits	¥ 0	¥ 0